GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund
Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850
Supplement Dated March 13, 2017
to the currently effective Statutory Prospectus (the “Prospectus”), as may be supplemented from time to time, for Guggenheim Alpha Opportunity Fund (the “Fund”)

This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund has selected the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index as its primary benchmark index as a replacement for the S&P 500 Index. The Fund selected the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index as its primary benchmark index because it believes that this index is more reflective of its investment style.

Effective immediately, the following entry is added to the table in the section of the Prospectus entitled “Performance Information—Average Annual Total Returns (for the periods ended December 31, 2016)” as it relates to the Fund:

Average Annual Total Returns	Label	1 Year	5 Years	10 Years
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.33%	0.12%	0.80%